Application of new and amended standards and interpretations and standards not in force yet	12 Months Ended
Dec. 31, 2019
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The consolidated financial statements of Grupo Simec, S.A.B. de C.V. and its Subsidiaries for the periods presented have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also includes all current International Accounting Standards (IAS), in force, as well as all related interpretations issued by the IFRS Interpretations Committee (IFRIC), including those issued previously by the Standing Interpretations Committee. The company applied the effective IFRS as of December 31, 2019.

International Financial Reporting Standards, not in force yet.

Below are the rules and amendments that could have an effect on Simec's financial information, which were issued by the IASB, but are not in effect at the date of these financial statements.

Amendments applicable from 2020:

a) Conceptual framework.

In March 2018, the IASB issued a new revised version of the Conceptual Framework for financial reporting. Which contains updated definitions of assets and liabilities in the financial statements. In addition, new concepts and guidance on the following topics have been added:

I.	Measurement, including factors to consider when selecting a measurement basis.
II.	Presentation and disclosure, including when to classify income and expenses into other comprehensive income
III.	The reporting entity; and
IV.	When assets and liabilities are removed from the financial statements.

The Conceptual Framework also clarifies the roles of management, prudence, and measurement uncertainty in financial reporting.

Several IFRSs have also been amended by references to the Conceptual Framework. Amendments to IFRSs for changes to the Conceptual Framework update some of those references and citations to refer to the Conceptual Framework for Financial Reporting issued in 2018 and make other amendments to clarify which version of The Conceptual Framework is mentioned in each document.

b) Amendment to IFRS 3.- Business combination.

This amendment clarifies the definition of business, with the aim of helping entities determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment consists of the following:

I.	It clarifies that, to be considered a business, an acquired set of activities and assets must include, as a minimum, a contribution and a substantive process, which together contribute significantly to the ability to create products.
II.	It eliminates the assessment of market participants to determine if they are able to replace any missing inputs or processes and continue to produce products.
III.	Adds guidance and illustrative examples to help entities determine if a substantive process has been acquired.
IV.	Restricts definitions of a business and products, by focusing on the goods and services provided to customers and removing the reference to the ability to reduce costs.
V.	Adds an optional concentration test that allows for a simplified assessment of whether an acquired set of activities and assets is not a business.

c)	Amendments to IAS 1.- Presentation of financial statements and IAS 8.- Accounting policies, changes in estimates and accounting errors.

These amendments clarify the definition of "Material" and, consequently, modifications are made to a series of other standards by the definition of Material.

The amendments improve the understanding of the definition of material by:

I)	to line up the wording of the definition in IFRS Standards and the Conceptual Framework, to avoid the possibility of confusion arising from different definitions.

II)	Incorporate the support requirements in IAS 1, in the definition to give them more importance and clarify their applicability; and

III)	Provide existing information on the definition of Material, along with the definition.

d)	Amendments to IFRS 9.- Financial instruments, IAS 39.- Financial instruments: recognition and measurement and IFRS 7.- Financial instruments: disclosure information.

These amendments change some specific requirements of hedge accounting to provide an exemption from the potential effects of the uncertainty caused by reference interest rate reform, such as the forthcoming elimination of interbank offered rates (IBOR). In addition, the modifications require that an entity provide additional information to investors about their hedging relationships that are directly affected by any of these uncertainties.

Simec is evaluating the impact that these modifications will have on its financial statements.